Stock options (Price In Canadian Dollars) (Details) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining life (years)	5 years 7 months 28 days
Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	1,338
Weighted average remaining life (years)	2 years 8 months 8 days
Price In Canadian Dollars 1.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	21
Weighted average remaining life (years)	3 years 3 months 4 days
Price In Canadian Dollars 1.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	84
Weighted average remaining life (years)	3 years 4 months 2 days
Price In Canadian Dollars 2.43 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	1,233
Weighted average remaining life (years)	2 years 7 months 20 days